Schedule of allocation of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 3,584,244	R$ 3,766,193	R$ 3,894,488
Plan assets percentage	100.00%	100.00%	100.00%
Variable Income [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 195,032	R$ 54,285	R$ 25,236
Plan assets percentage	5.44%	1.44%	0.65%
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 3,127,736	R$ 3,438,735	R$ 3,607,398
Plan assets percentage	87.26%	91.31%	92.63%
Real Estates [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 190,474	R$ 182,145	R$ 183,098
Plan assets percentage	5.31%	4.84%	4.70%
Others Plan Assets [Member]
IfrsStatementLineItems [Line Items]
Allocation of plan assets	R$ 71,002	R$ 91,028	R$ 78,756
Plan assets percentage	1.98%	2.42%	2.02%